Share Capital (Details 2) shares in Thousands	12 Months Ended
Dec. 31, 2023 $ / shares shares
Statement [Line Items]
Outstanding | shares	17,370
Exercisable | shares	10,666
CAD $0.01 to $1.00 [Member]
Statement [Line Items]
Weighted average remaining contractual life	2 years 5 months 15 days
Outstanding | shares	8,500
Exercisable | shares	2,933
CAD $1.01 to $2.00 [Member]
Statement [Line Items]
Weighted average remaining contractual life	10 months 9 days
Outstanding | shares	6,785
Exercisable | shares	5,648
CAD $3.01 to $4.00 [Member]
Statement [Line Items]
Weighted average remaining contractual life	11 months 4 days
Outstanding | shares	2,085
Exercisable | shares	2,085
Maximum [Member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 1.67
Minimum [Member]
Statement [Line Items]
Weighted average exercise price | $ / shares	1.30
Bottom of range [member] | CAD $0.01 to $1.00 [Member]
Statement [Line Items]
Weighted average exercise price | $ / shares	0.62
Bottom of range [member] | CAD $1.01 to $2.00 [Member]
Statement [Line Items]
Weighted average exercise price | $ / shares	1.47
Bottom of range [member] | CAD $3.01 to $4.00 [Member]
Statement [Line Items]
Weighted average exercise price | $ / shares	3.54
Top of range [member] | CAD $0.01 to $1.00 [Member]
Statement [Line Items]
Weighted average exercise price | $ / shares	0.62
Top of range [member] | CAD $1.01 to $2.00 [Member]
Statement [Line Items]
Weighted average exercise price | $ / shares	1.51
Top of range [member] | CAD $3.01 to $4.00 [Member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 3.54